Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [abstract]
Restricted share units (note 20)	$ 1,437	$ 2,264
Other non-current liabilities	1,873	259
Other liabilities	$ 3,310	$ 2,523